Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 79,469	€ 81,167	€ 77,139
Financial liabilities designated at fair value through profit or loss	32,733	48,038	60,995
Financial liabilities at amortized cost	1,349,169	1,248,188	1,230,745
Deposits
Customer Deposits [Line Items]
Financial liabilities held for trading	13,667	0	0
Financial liabilities designated at fair value through profit or loss	27,279	43,598	57,111
Financial liabilities at amortized cost	1,078,587	990,391	942,417
Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	6,141	0	0
Financial liabilities designated at fair value through profit or loss	25,608	34,343	34,917
Financial liabilities at amortized cost	886,595	814,967	789,448
Total financial liabilities	918,344	849,310	824,365
Customers | Deposits on demand
Customer Deposits [Line Items]
Total financial liabilities	717,728	642,897	588,533
Customers | Current accounts
Customer Deposits [Line Items]
Total financial liabilities	482,649	418,752	373,146
Customers | Savings accounts
Customer Deposits [Line Items]
Total financial liabilities	227,318	216,500	208,701
Customers | Other demand deposits
Customer Deposits [Line Items]
Total financial liabilities	7,761	7,645	6,686
Customers | Time deposits
Customer Deposits [Line Items]
Total financial liabilities	164,259	171,939	196,921
Customers | Fixed-term deposits and other term deposits
Customer Deposits [Line Items]
Total financial liabilities	162,172	170,127	194,163
Customers | Home-purchase savings accounts
Customer Deposits [Line Items]
Total financial liabilities	38	43	44
Customers | Discount deposits
Customer Deposits [Line Items]
Total financial liabilities	3	3	3
Customers | Hybrid financial liabilities
Customer Deposits [Line Items]
Total financial liabilities	1,906	1,743	2,711
Customers | Subordinated liabilities
Customer Deposits [Line Items]
Total financial liabilities	140	23	0
Customers | Repurchase agreements
Customer Deposits [Line Items]
Total financial liabilities	36,357	34,474	38,911
Customers | Spain
Customer Deposits [Line Items]
Total financial liabilities	319,565	294,516	271,103
Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total financial liabilities	112,361	106,013	334,542
Customers | United States and Puerto Rico
Customer Deposits [Line Items]
Total financial liabilities	73,814	59,057	60,011
Customers | Other OECD countries
Customer Deposits [Line Items]
Total financial liabilities	321,607	306,243	71,235
Customers | South America
Customer Deposits [Line Items]
Total financial liabilities	€ 90,997	€ 83,481	€ 87,474